Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001978954
Amendment Flag	false
Entity File Number	001-41954
Entity Registrant Name	BBB Foods Inc.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Av. Presidente Masaryk 8
Entity Address, Address Line Two	Polanco V Sección, Miguel Hidalgo
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Address, Postal Zip Code	11560
Title of 12(b) Security	Class A Common Shares
Trading Symbol	TBBB
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers, S. C.
Auditor Location	Mexico City, Mexico
Auditor Firm ID	1128
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of BBB Foods Inc. and its subsidiaries (the Company) as of December 31, 2024 and 2023, and the related consolidated statements of profit or loss, changes in stockholders’ equity and cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Av. Presidente Masaryk 8
Entity Address, Address Line Two	Polanco V Sección, Miguel Hidalgo
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Address, Postal Zip Code	11560
Contact Personnel Name	Eduardo Pizzuto Espinosa
City Area Code	52
Local Phone Number	1102 1202
Contact Personnel Email Address	ir@tiendas3b.com
Class A Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	62,048,108
Class B Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,200,000
Class C Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	47,518,697